UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Triple Frond Partners LLC

Address:   1000 Second Avenue, Suite 1200
           Seattle, WA  98104


Form 13F File Number: 28-13331


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Charles F. Pollnow IV
Title:  Manager of Triple Frond Partners LLC
Phone:  206-332-1215

Signature,  Place,  and  Date  of  Signing:

/s/ Charles F. Pollnow IV          Seattle, WA                        7/27/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Manager of Triple Frond Partners LLC

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                 None
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $      247,387
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-13332              Hawk Hill Capital Partners, LP
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BAXTER INTL INC           COM            071813109   22,250   547,500 SH       SOLE       1          547,500      0    0
COCA COLA ENTERPRISES INC COM            191219104   19,395   750,000 SH       SOLE       1          750,000      0    0
DIAGEO P L C              SPON ADR       25243Q205   18,508   295,000 SH       SOLE       1          295,000      0    0
EMBOTELLADORA ANDINA S A  SPON ADR A     29081P204    9,212   514,624 SH       SOLE       1          514,624      0    0
EMBOTELLADORA ANDINA S A  SPON ADR B     29081P303      820    36,575 SH       SOLE       1           36,575      0    0
HCC INS HLDGS INC         COM            404132102   18,570   750,000 SH       SOLE       1          750,000      0    0
LIFE TIME FITNESS INC     COM            53217R207   29,139   916,600 SH       SOLE       1          916,600      0    0
MCDONALDS CORP            COM            580135101   10,262   155,800 SH       SOLE       1          155,800      0    0
MCGRATH RENTCORP          COM            580589109    5,631   247,181 SH       SOLE       1          247,181      0    0
MEDTRONIC INC             COM            585055106   23,030   634,950 SH       SOLE       1          634,950      0    0
PROGRESSIVE CORP OHIO     COM            743315103   29,952 1,600,000 SH       SOLE       1        1,600,000      0    0
TIME WARNER CABLE INC     COM            88732J207   31,248   600,000 SH       SOLE       1          600,000      0    0
WALGREEN CO               COM            931422109   29,370 1,100,000 SH       SOLE       1        1,100,000      0    0